ACCUMULATED OTHER COMPREHENSIVE INCOME (Details 2) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Interest expense to third parties	$ (65,056)			$ (62,774)						$ (128,893)	$ (124,374)	$ (255,951)	$ (233,217)	$ (219,561)
Income before taxes	88,591			101,260						170,577	203,134	386,368	401,162	329,693
Income tax (benefit) provision	(30,673)	$ (29,951)	$ (29,762)	(32,598)	$ (34,807)	$ (32,077)	$ (35,527)	$ (37,475)	$ (29,743)	(58,948)	(67,405)	(127,118)	(134,822)	(116,112)
Net income	57,918			68,662						111,629	135,729	259,250	266,340	$ 213,581
Pension Liability | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Insignificant items	(183)			(108)						(366)	(248)	(496)	(2,943)
Income before taxes	(183)			(108)						(366)	(248)	(496)	(2,943)
Income tax (benefit) provision	67			41						128	91	178	1,137
Net income	(116)			(67)						(238)	(157)	(318)	(1,806)
Unrealized Gains on Retained Interests | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Insignificant items											388	388	2,624
Income before taxes											388	388	2,624
Income tax (benefit) provision											(144)	(144)	(992)
Net income											244	244	1,632
Unrealized losses on derivatives | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Interest expense to third parties	(469)			(1,503)						(1,924)	(2,854)	(4,502)	(6,138)
Income before taxes	(469)			(1,503)						(1,924)	(2,854)	(4,502)	(6,138)
Income tax (benefit) provision	156			536						639	1,003	1,545	2,162
Net income	$ (313)			$ (967)						$ (1,285)	$ (1,851)	$ (2,957)	$ (3,976)